Stock-Based Compensation - Fair value of stock-based compensation (Details) - SHAPEWAYS, INC	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years	6 years
Expected volatility	51.12%	49.74%
Risk-free interest rate, minimum	0.37%	1.64%
Risk-free interest rate, maximum	1.46%	2.61%